Financial Assets and liabilities - Summary of Financial Instruments by Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 1,995	$ 1,654
Current financial assets	400,703	365,005
Lease liabilities	88,451	37,638
Non-current financial liabilities	3,184,669	1,439,981
Lease liabilities	55,452	58,022
Current financial liabilities	824,677	591,432
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	130	1,654
Current financial assets	291,270	240,940
Lease liabilities	88,451	37,638
Non-current financial liabilities	3,184,669	1,439,981
Lease liabilities	55,452	58,022
Current financial liabilities	824,677	591,432
Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,865	0
Current financial assets	109,433	124,065
Lease liabilities	0	0
Non-current financial liabilities	0	0
Lease liabilities	0	0
Current financial liabilities	0	0
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,803,982	1,402,343
Current financial liabilities	350,095	46,224
Borrowings [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,803,982	1,402,343
Current financial liabilities	350,095	46,224
Borrowings [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	292,236
Current financial liabilities	419,130	487,186
Trade and other payables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	292,236
Current financial liabilities	419,130	487,186
Trade and other payables [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0
Current financial liabilities	0	0
Plan assets [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,865
Plan assets [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0
Plan assets [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,865
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	130	1,654
Current financial assets	200,856	121,099
Trade and other receivables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	130	1,654
Current financial assets	200,856	121,099
Trade and other receivables [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Cash, bank balances and other short-term investments [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	199,847	243,906
Cash, bank balances and other short-term investments [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	90,414	119,841
Cash, bank balances and other short-term investments [Member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	$ 109,433	$ 124,065